Summary of the main accounting policies: Land, furniture and equipment (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Furniture equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation	10.00%	10.00%
Furniture equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation	20.00%	20.00%
Machinery | Minimum
Land, furniture and equipment:
Percentage of Depreciation	10.00%	10.00%
Machinery | Maximum
Land, furniture and equipment:
Percentage of Depreciation	20.00%	20.00%
Computer equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation	20.00%	20.00%
Computer equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation	33.00%	33.00%
Transportation equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation	20.00%	20.00%
Transportation equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation	25.00%	25.00%
Improvements to leased premises [Member]
Land, furniture and equipment:
Percentage of Depreciation	10.00%	10.00%